Business Combinations - Acquisition of Zhonghuan (Details) ¥ in Thousands		12 Months Ended
	Jul. 12, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 $ / shares shares	Jul. 12, 2019 $ / shares
Zhonghuan
Business Acquisition [Line Items]
Percentage of non-controlling interests acquired		38.00%
Consideration paid in cash	¥ 930,999	¥ 194,000
Zhonghuan, Phase I Transaction
Business Acquisition [Line Items]
Percentage of non-controlling interests acquired				62.00%
Consideration paid in cash	931,000
Zhonghuan, Phase II Transaction
Business Acquisition [Line Items]
Percentage of non-controlling interests acquired				38.00%
Consideration paid in cash	194,000
Class A Ordinary Shares | Zhonghuan
Business Acquisition [Line Items]
Number of shares to issue to the selling shareholders | shares			22,315,135
Share price | $ / shares			$ 4.56
Fair value of deemed issued shares	¥ 716,400
Series D Convertible Redeemable Preferred Shares | Zhonghuan
Business Acquisition [Line Items]
Share price | $ / shares				$ 3.8